Significant accounting policies - Schedule of estimated useful lives of finite lived intangible assets (Details)	Dec. 31, 2023
Minimum | Licenses and service agreements
Basis of presentation
Estimated useful life	5 years
Minimum | Trade name
Basis of presentation
Estimated useful life	1 year
Minimum | Intellectual property and know-how
Basis of presentation
Estimated useful life	5 years
Minimum | Non-compete agreements
Basis of presentation
Estimated useful life	1 year
Maximum | Licenses and service agreements
Basis of presentation
Estimated useful life	30 years
Maximum | Trade name
Basis of presentation
Estimated useful life	20 years
Maximum | Intellectual property and know-how
Basis of presentation
Estimated useful life	15 years
Maximum | Non-compete agreements
Basis of presentation
Estimated useful life	15 years